Employee Benefit Obligations - Summary of Main Categories of Benefit Plan Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015
Disclosure Of Defined Benefit Plans [Abstract]
Equity instruments (variable income)	$ 64,686	$ 24,771	$ 49,530
Fixed-income assets	581,306	477,382	296,197
Real estate investments	76,748	65,592	47,020
Other	28,929	7,070	7,489
Total	$ 751,669	$ 574,815	$ 400,236	$ 400,236
Equity instruments (variable income)	8.61%	4.31%	12.38%
Fixed-income assets	77.34%	83.05%	74.01%
Real estate investments	10.21%	11.41%	11.75%
Other	3.85%	1.23%	1.87%
Total	100.00%	100.00%	100.00%